Expense Example - AMG Yacktman Focused Fund - Security Selection Only	Apr. 24, 2021 USD ($)
Class N
Expense Example:
Expense Example, with Redemption, 1 Year	$ 121
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	685
Expense Example, with Redemption, 10 Years	1,516
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	358
Expense Example, with Redemption, 5 Years	626
Expense Example, with Redemption, 10 Years	$ 1,391